Income Taxes - Schedule of Changes in Tax Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Reserve [Roll Forward]
Beginning Balance	$ 887	$ 1,433	$ 1,465
Current year positions	275	0	489
Prior period positions	0	7	(436)
Settlements	0	(314)	0
Lapse of statute of limitations	(166)	(239)	(85)
Ending Balance	$ 996	$ 887	$ 1,433